Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2015
Registrant Name	dei_EntityRegistrantName	FRANKLIN TAX FREE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000757010
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 21, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 21, 2015
Prospectus Date	rr_ProspectusDate	Aug. 21, 2015